Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000172348 | Bank of New York Mellon Corp._5.316__BNY-06406RCJ4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000172348 | Morgan Stanley_5.664__BNY-61747YGA7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000172348 | Chubb INA Holdings LLC_4.9__BNY-171239AM8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000172348 | United States Treasury Notes_4.25__BNY-91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000172348 | Wells Fargo & Co._5.605__BNY-95000U3V3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172348 | EOG Resources, Inc._5.35__BNY-26875PAZ4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172348 | Assurant, Inc._5.55__BNY-04621XAQ1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172348 | JPMorgan Chase & Co._5.576__BNY-46647PFC5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172348 | Workday, Inc._3.8__BNY-98138HAJ0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000172348 | Corebridge Financial, Inc._6.05__BNY-21871XAR0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172348 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172348 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000172348 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000172348 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000172349 | Bank of New York Mellon Corp._5.316__BNY-06406RCJ4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000172349 | Morgan Stanley_5.664__BNY-61747YGA7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000172349 | Chubb INA Holdings LLC_4.9__BNY-171239AM8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000172349 | United States Treasury Notes_4.25__BNY-91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000172349 | Wells Fargo & Co._5.605__BNY-95000U3V3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172349 | EOG Resources, Inc._5.35__BNY-26875PAZ4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172349 | Assurant, Inc._5.55__BNY-04621XAQ1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172349 | JPMorgan Chase & Co._5.576__BNY-46647PFC5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172349 | Workday, Inc._3.8__BNY-98138HAJ0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000172349 | Corebridge Financial, Inc._6.05__BNY-21871XAR0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172349 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172349 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000172349 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000172349 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000122004 | Bank of New York Mellon Corp._5.316__BNY-06406RCJ4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122004 | Morgan Stanley_5.664__BNY-61747YGA7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122004 | Chubb INA Holdings LLC_4.9__BNY-171239AM8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122004 | United States Treasury Notes_4.25__BNY-91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122004 | Wells Fargo & Co._5.605__BNY-95000U3V3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122004 | EOG Resources, Inc._5.35__BNY-26875PAZ4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122004 | Assurant, Inc._5.55__BNY-04621XAQ1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122004 | JPMorgan Chase & Co._5.576__BNY-46647PFC5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122004 | Workday, Inc._3.8__BNY-98138HAJ0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122004 | Corebridge Financial, Inc._6.05__BNY-21871XAR0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122004 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122004 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000122004 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122004 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000191190 | Bank of New York Mellon Corp._5.316__BNY-06406RCJ4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000191190 | Morgan Stanley_5.664__BNY-61747YGA7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000191190 | Chubb INA Holdings LLC_4.9__BNY-171239AM8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000191190 | United States Treasury Notes_4.25__BNY-91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191190 | Wells Fargo & Co._5.605__BNY-95000U3V3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000191190 | EOG Resources, Inc._5.35__BNY-26875PAZ4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000191190 | Assurant, Inc._5.55__BNY-04621XAQ1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000191190 | JPMorgan Chase & Co._5.576__BNY-46647PFC5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000191190 | Workday, Inc._3.8__BNY-98138HAJ0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000191190 | Corebridge Financial, Inc._6.05__BNY-21871XAR0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000191190 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000191190 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000191190 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191190 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000159005 | Symphony CLO 43 Ltd._6.868_Class C_BNY-87170BAL0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159005 | Subway Funding LLC_5.566_Class A2II_BNY-864300AJ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159005 | Freddie Mac STACR REMIC Trust_7.756_Class B1_BNY-35564KQY8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159005 | Trafigura Securitisation Finance PLC_5.98_Class A2_BNY-892725AX0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159005 | Freddie Mac STACR REMIC Trust_9.106_Class B1_BNY-35564KSJ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159005 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159005 | Planet Fitness Master Issuer LLC_6.237_Class A2II_BNY-72703PAG8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159005 | Cedar Funding II CLO Ltd._6.037_Class CR3_BNY-15032TBW5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159005 | RFM Reremic Trust_2.337_Class AB60_BNY-74971BBP9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159005 | CBAM Ltd._7.018_Class CR_BNY-14987VAU3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159005 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000159005 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000159005 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000159005 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000159006 | Symphony CLO 43 Ltd._6.868_Class C_BNY-87170BAL0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159006 | Subway Funding LLC_5.566_Class A2II_BNY-864300AJ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159006 | Freddie Mac STACR REMIC Trust_7.756_Class B1_BNY-35564KQY8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159006 | Trafigura Securitisation Finance PLC_5.98_Class A2_BNY-892725AX0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159006 | Freddie Mac STACR REMIC Trust_9.106_Class B1_BNY-35564KSJ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159006 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159006 | Planet Fitness Master Issuer LLC_6.237_Class A2II_BNY-72703PAG8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159006 | Cedar Funding II CLO Ltd._6.037_Class CR3_BNY-15032TBW5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159006 | RFM Reremic Trust_2.337_Class AB60_BNY-74971BBP9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159006 | CBAM Ltd._7.018_Class CR_BNY-14987VAU3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159006 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000159006 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000159006 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000159006 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000221175 | Symphony CLO 43 Ltd._6.868_Class C_BNY-87170BAL0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221175 | Subway Funding LLC_5.566_Class A2II_BNY-864300AJ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221175 | Freddie Mac STACR REMIC Trust_7.756_Class B1_BNY-35564KQY8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221175 | Trafigura Securitisation Finance PLC_5.98_Class A2_BNY-892725AX0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221175 | Freddie Mac STACR REMIC Trust_9.106_Class B1_BNY-35564KSJ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221175 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221175 | Planet Fitness Master Issuer LLC_6.237_Class A2II_BNY-72703PAG8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221175 | Cedar Funding II CLO Ltd._6.037_Class CR3_BNY-15032TBW5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221175 | RFM Reremic Trust_2.337_Class AB60_BNY-74971BBP9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221175 | CBAM Ltd._7.018_Class CR_BNY-14987VAU3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221175 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000221175 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000221175 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000221175 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000191194 | Symphony CLO 43 Ltd._6.868_Class C_BNY-87170BAL0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000191194 | Subway Funding LLC_5.566_Class A2II_BNY-864300AJ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000191194 | Freddie Mac STACR REMIC Trust_7.756_Class B1_BNY-35564KQY8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000191194 | Trafigura Securitisation Finance PLC_5.98_Class A2_BNY-892725AX0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000191194 | Freddie Mac STACR REMIC Trust_9.106_Class B1_BNY-35564KSJ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000191194 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000191194 | Planet Fitness Master Issuer LLC_6.237_Class A2II_BNY-72703PAG8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191194 | Cedar Funding II CLO Ltd._6.037_Class CR3_BNY-15032TBW5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191194 | RFM Reremic Trust_2.337_Class AB60_BNY-74971BBP9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000191194 | CBAM Ltd._7.018_Class CR_BNY-14987VAU3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000191194 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000191194 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000191194 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000191194 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000240815 | Petroleos Mexicanos_6.5__BNY-71654QCG5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240815 | Bahrain Government International Bond_7.375__BNY-BL9Y753
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240815 | Corp Nacional del Cobre de Chile_6.33__BNY-21987BBL1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240815 | Indonesia Government International Bond_8.5__BNY-Y20721AE9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240815 | Mexico Government International Bond_6.338__BNY-91087BAX8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240815 | Argentine Republic Government International Bond_4.125__BNY-040114HT0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240815 | Saudi Government International Bond_3.45__BNY-M6320UBC2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240815 | Romanian Government International Bond_3.0__BNY-77586RAH3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240815 | OQ SAOC_5.125__BNY-67624L2A5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240815 | Brazilian Government International Bond_6.625__BNY-105756CL2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240815 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000240815 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240815 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000240815 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000240816 | Freddie Mac STACR REMIC Trust_7.756_Class B1_BNY-35564KQY8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240816 | Trafigura Securitisation Finance PLC_5.98_Class A2_BNY-892725AX0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240816 | Freddie Mac STACR REMIC Trust_9.106_Class B1_BNY-35564KSJ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240816 | Prima Capital CRE Securitization Ltd._4.25_Class D_BNY-74166VAC0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240816 | RFM Reremic Trust_2.337_Class AB60_BNY-74971BBP9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240816 | GAM Re-REMIC Trust_0.000_Class 1D_BNY-364614AG2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240816 | BMD2 Re-Remic Trust_2.357_Class 6B10_BNY-055631HH1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240816 | GAM Re-REMIC Trust_0.000_Class 1C_BNY-364614AE7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240816 | Fannie Mae Connecticut Avenue Securities_9.906_Class 1B1_BNY-20755AAD4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240816 | Sunrun Jupiter Issuer LLC_4.75_Class A_BNY-86772RAA3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240816 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240816 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000240816 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000240816 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	37.40%